Balance Sheets (USD $)	Dec. 31, 2012	Jun. 30, 2013 Unaudited
Current assets
Cash	$ 356,426	$ 146,841
Accounts receivable, (net of allowance for doubtful accts)	19,600	529,142
Inventory	392,819	354,119
Prepaid and other current assets	8,319	8,319
Net related party loans receivable from acquisition	122,316	122,316
Total current assets	899,480	1,160,737
Property & equipment, net of accumulated depreciation of ($332,978) and ($304,824), respectively	133,669	107,655
Intangible property, net of accumulated amortization of ($493,756) and ($389,698), respectively	406,580	302,522
Investments	112,832	112,833
Goodwill	2,061,649	2,061,649
Deposits	5,667	5,667
Total Assets	3,619,877	3,751,063
Current liabilities
Accounts payable	1,026,095	746,232
Accrued expenses	252,495	40,214
Customer deposits and deferred revenue	79,182
Current portion notes payable	2,492,565	1,622,655
Total current liabilities	3,850,337	2,409,102
Contingent liability	1,170,081	1,170,081
Derivative liability, net	339,874	172,470
Total liabilities	5,360,292	3,751,653
Stockholders' Equity
Preferred Stock, 1,000 shares authorized; $.001 par value; 0 and 0 issued and outstanding
Common Stock, $.001 par value, 500,000,000 shares authorized; 263,874,315 and 90,386,036 shares issued and outstanding, respectively	90,386	263,874
Additional paid-in capital	14,694,710	16,082,616
Minority interest	(29,961)	(24,814)
Accumulated deficit	(16,495,550)	(16,322.266)
Total stockholders' deficit	(1,740,415)	(590)
Total Liabilities and Stockholders' Equity	$ 3,619,877	$ 3,751,063